SEC Schedule, Article 12-09, Valuation and Qualifying Accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Allowance for deferred tax assets
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	$ 11,623	$ 4,752	$ 1,766
Charged to costs and expenses	11,707	6,871	2,986
Deductions	0	0	0
Balance at end of period	23,330	11,623	4,752
Liability for loss and loss adjustment expenses
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	62,758	0	0
Charged to costs and expenses	15,337	71,551	0
Deductions	8,295	8,793	0
Balance at end of period	69,800	62,758	0
Allowance for doubtful accounts
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	210	0	0
Charged to costs and expenses	424	210	0
Deductions	141	0	0
Balance at end of period	$ 493	$ 210	$ 0